LINE OF CREDIT (Details Textual) (USD $)	1 Months Ended					1 Months Ended
	Jul. 23, 2012	Jul. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 J P Morgan [Member]	Jun. 28, 2011 J P Morgan [Member]
Debt Instrument, Maturity Date						Jun. 28, 2012
Debt Instrument, Maturity Date, Description	the Company entered into a business loan extension agreement with JPMorgan Chase Bank to extend the loan for three months from the original maturity date.
Line of Credit Facility, Maximum Borrowing Capacity							$ 1,000,000
Debt Instrument, Description of Variable Rate Basis		The adjustable interest rate is a rate per annum equal to the sum of an index, which is the LIBOR Rate plus 1.914 percentage point(s)
Line of Credit			250,000	1,000,000	0
Line of Credit Facility, Interest Rate at Period End			2.9138%	2.207%
Restricted cash			$ 250,000	$ 1,000,000	$ 0